Depreciation, Amortization And Impairment Loss Of Property, Plant And Equipment And Financial Assets Under IFRS 9 (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSS OF PROPERTY, PLANT AND EQUIPMENT AND FINANCIAL ASSETS UNDER IFRS 9
Depreciation	$ (273,256,545)	$ (234,772,927)	$ (215,986,710)
Amortization	(22,212,433)	(18,626,857)	(22,286,241)
Total	$ (295,468,978)	$ (253,399,784)	$ (238,272,951)